Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2019
Cash and cash equivalents [Abstract]
Cash and cash equivalents
The following table shows the detail of Cash and cash equivalents as of December 31, 2019 and 2018:

	Balance as of December 31,
	2019	2018
Cash at bank and on hand - non restricted	223,867	335,114
Cash at bank and on hand - restricted	338,928	296,428
Total	562,795	631,542
The following breakdown shows the main currencies in which cash and cash equivalent balances are denominated:

	Balance as of December 31,
Currency	2019	2018
U.S. dollar	313,678	328,716
Euro	181,961	228,036
Algerian Dinar	9,301	11,602
South African Rand	47,679	55,257
Others	10,176	7,931
Total	562,795	631,542